Financial Assets Measured at Fair Value through Profit and Loss - Schedule of Financial Assets Measured at Fair Value Through Profit and Loss (Details) - Financial assets at fair value through profit or loss, category [member]
	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss [Line Items]
At beginning of year	RM 72,793	$ 16,283	RM 72,295
Disposal	(7,981)	(1,785)
Changes in fair value	(64,812)	(14,498)
Currency realignment			498
At end of year			RM 72,793